Offerings - Offering: 1	Oct. 26, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	15.00% Series A Perpetual SATS Preferred Stock, $0.001 par value per share
Maximum Aggregate Offering Price	$ 1,000,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 87,000.00
Offering Note	The registration fee is calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”), based on the proposed maximum aggregate offering price, and Rule 457(r) under the Securities Act. In accordance with Rules 465(b) and 457(r) under the Securities Act, the registrant initially deferred payment of all of the registration fee with respect to an indeterminate amount of the registrant’s 15.00% Series A Perpetual SATS Preferred Stock, $0.001 par value per share being registered under Registration Statement No. 333-290252 filed with the Securities and Exchange Commission on September 15, 2025 (the “Registration Statement”) as may from time to time be offered under the Registration Statement at indeterminate prices.

The prospectus supplement to which this exhibit is attached is a final prospectus supplement for the related “at-the-market” offering of the Company’s 15.00% Series A Perpetual SATS Preferred Stock, $0.001 par value per share. The maximum aggregate offering price of such offering is $1,000,000,000.